Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Derivative financial instruments

C5. Derivative financial instruments

Accounting for derivative financial instruments and hedging activities

Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value at the balance sheet date. The method of recognising the resulting gain or loss depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. At the inception of the transaction, the Group documents the relationship between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are effective in offsetting changes in fair values of hedged items.

Certain financial instruments are not designated or do not qualify for hedge accounting. Typically the Group will not designate financial instruments for hedge accounting where a perfect or near perfect offset is expected between the change in value of assets and liabilities. Changes in the fair value of any derivative instruments in this category are immediately recognised in the income statement. Where financial instruments are designated for hedge accounting they are designated as either fair value hedge, net investment hedge, or cash flow hedge. When designating cross-currency swaps, the cost of hedging has been excluded from the relationship and any movement in the fair value related to the cost of hedging is deferred in equity and amortised over the life of the hedged item.

(a) Fair value hedge

These instruments are used to hedge exposure to changes in the fair value of recognised assets or liabilities. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognised in the income statement, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. There were two fair value hedges as at the year end date (2024: nil).

The following fair value hedges were designated in June 2025 and remain in place as at 31 December 2025:

€600m bond (maturity June 2030) and £400m bond (maturity June 2032); the notional value of the hedging instruments designated equals the notional of the hedged items, therefore the hedge ratio is considered to be 1:1. The carrying amount of the hedged items is included within borrowings in the Consolidated Balance Sheet.

The fair value loss on the derivative recognised in the income statement during the year amounted to $5m; this is offset by the gain on the fair value of the hedged items of $7m, resulting in a net fair value hedge gain of $2m.

(b) Net investment hedge

These instruments are used to hedge exposure on translation of net investments in foreign operations. Any gain or loss on the hedging instrument related to the effective portion of the hedge is recognised in other comprehensive income; the gain or loss related to the ineffective portion is recognised immediately in the income statement. In the event of disposal of a foreign operation, the gains and losses accumulated in other comprehensive income are recycled through the income statement. All currencies are directly hedged, therefore the hedge ratio is considered to be 1:1.

The Group expects that the values of the hedged item and hedging instrument will move in opposite directions in response to movements in the same hedged risk. Where there are sufficient levels of denominated net assets, the critical terms are deemed to match.

The following net investment hedges were in place at 31 December 2025:

US dollar net investment hedge relationship: $1,627m (2024: $1,627m) cross-currency swaps notional, $nil (2024: $547m) loan notional and $85m (2024: $137m) cross-currency swaps future interest cash flows have been used to hedge $1,712m (2024: $2,310m) of the net assets of the US operating subsidiaries. The movement in the cross-currency swaps due to changes in $/£ exchange rates are in the opposite direction of the changes due to $/£ in the subsidiaries assets. As the critical terms match, their values will systematically change in the opposite direction of each other. Thus we consider that this demonstrates the existence of an economic relationship.

Euro net investment hedge relationship: €434m (2024: €315m) bonds are used to hedge the net assets of the euro operating subsidiaries totalling €434m (2024: €315m). The movement in the bonds due to changes in €/£ exchange rates are in the opposite direction of the changes due to €/£ in the subsidiaries assets. As the critical terms match, their values will systematically change in the opposite direction of each other. Thus we consider that this demonstrates the existence of an economic relationship.

Japanese yen (JPY) net investment hedge relationship: JPY2,000m (2024: JPY2,000m) cross-currency swap notional and JPY55m (2024: JPY55m) cross-currency swaps future interest cash outflows have been used to hedge JPY2,055m (2024: JPY2,055m) of the net assets of the Japanese associate. The movement in the cross-currency swaps due to changes in JPY/GBP exchange rates are in the opposite direction of the changes due to JPY/GBP in the associate’s assets. As the critical terms match, their values will systematically change in the opposite direction of each other. Thus we consider that this demonstrates the existence of an economic relationship.

During the year there was no gain or loss (2024: $nil) relating to ineffectiveness of net investment in foreign entity hedges. The main source of ineffectiveness of the net investment hedge is the off-market value of the cross-currency swaps used to hedge US dollar net assets at the hedge designation date. Ineffectiveness due to changes in the counterparty credit risk was not material in the year and is expected to remain so due to the Group’s policy of only using counterparties with a credit rating of A- and above.

For the year ended 31 December 2025, the amount in other comprehensive income related to net investment hedge accounting was a gain of $129m (2024: $22m loss; 2023: $136m gain).

The effect of the foreign currency-related hedging instruments on the Group’s financial position and performance is shown in the table below:

	2025
									Weighted
		Carrying				Change in			average
		amount				fair value of	Change in		hedged
		at year	Notional			outstanding	fair value of		foreign
		end date	amount		Hedge	instrument	hedged item	Ineffectiveness	exchange
Hedging instruments	Currency	$m	$m	Maturity date	ratio	$m	$m	$m	raete
Cross-currency swaps	USD	133	(1,627)	May 2026 – October 2028	1:1	127	127	—	1.266
Cross-currency swaps	JPY	1	(13)	June 2027	1:1	1	1	—	197.620
Bonds	EUR	(518)	(509)	June 2027 – June 2030	1:1	(22)	(22)	—	1.162

	2024
									Weighted
		Carrying				Change in			average
		amount				fair value of	Change in		hedged
		at year	Notional			outstanding	fair value of		foreign
		end date	amount		Hedge	instrument	hedged item	Ineffectiveness	exchange
Hedging instruments	Currency	$m	$m	Maturity date	ratio	$m	$m	$m	raete
Cross-currency swaps	USD	6	(1,627)	May 2026 – October 2028	1:1	(6)	(6)	—	1.241
Cross-currency swaps	JPY	—	(13)	June 2027	1:1	(1)	(1)	—	169.747
Bonds	EUR	(327)	(327)	June 2027 – June 2030	1:1	20	20	—	1.162
Term loan	USD	(547)	(547)	October 2025	1:1	8	8	—	1.110

The change in fair value of the outstanding hedging instrument differs from the amount recognised in other comprehensive income during the year due to the impact of currency basis (excluded from the hedge relationship) and the foreign exchange impact of realised interest on the hedging instrument (not reflected in the fair value change).

(c) Cash flow hedge

These instruments are used to hedge a highly probable forecast transaction, or a change in the cash flows of a recognised asset or liability. The portion of the gain or loss on the hedging instrument relating to the effective portion of the hedge is recognised in other comprehensive income. Any ineffective portion is immediately recognised in the income statement. The gains or losses that are recognised in other comprehensive income are transferred to the income statement in the same period in which the hedged cash flows affect the income statement. In the event that the hedged item occurs or is no longer expected to occur, accumulated gains or losses held in the cash flow hedge reserve are immediately recognised in the income statement. In the event that the hedged item is expected to occur but no longer meets the requirements of hedge accounting, accumulated gains or losses remain in other comprehensive income and are only recognised in the income statement when the forecast transaction occurs or is no longer expected to occur. All cash flow hedge relationships are hedges of a foreign currency risk and all currencies were directly hedged, therefore the hedge ratio is considered to be 1:1.

Cash flow hedge accounting has been applied to derivatives (marked as ‘cash flow hedge’) in the table on page 188 in accordance with IFRS 9. Where no hedge accounting has been applied, related derivatives have been marked as ‘non-hedge’.

The hedged item, a euro bond, creates an exposure to pay interest annually and the principal at maturity. By receiving the same amount at the same dates through a cross-currency swap, this exposure is eliminated. Since the critical terms of the derivative and the hedged debt match (i.e. matching currencies, payment dates, and interest rate on the leg of the swap offsetting the bond), the change in value of the derivative, excluding any basis risk, will be considered to completely offset the changes in the hedged cash flow.

Any ineffectiveness on the cash flow hedge is taken directly to finance costs. During the year there was nil ineffectiveness (2024: $2m gain) from those derivatives in a cash flow hedge relationship. Ineffectiveness due to changes in the counterparty credit risk was not material in the year and is expected to remain the same because the Group’s counterparties credit rating is A- and above.

Cash flow hedge accounting has been applied to €500m (2024: €500m) of the €500m 2026 bond, €421m (2024: €421m) of the €850m 2027 bond and €600m (2024: €600m) of the €600m 2028 bond. The cross-currency interest rate swaps are used as hedging instruments to hedge the volatility in the £/€ exchange rate of the bonds. Partial cash flow hedge accounting (to June 2028) has also been applied to €600m (2024: nil) of the €600m 2030 bond and £400m (2024: nil) of the £400m 2032 bond. The interest rate swaps are used as hedging instruments to hedge the volatility in floating rate interest rates associated to swaps directly hedging the bond coupon payments. For the year ended 31 December 2025, the amount in other comprehensive income related to cash flow hedge accounting was a loss of $31m (2024: $35m gain; 2023: $4m gain).

The effect of the foreign currency related hedging instruments on the Group’s financial position and performance is shown in the table below:

2025
Weighted
		Carrying				Change in	Change in		average
		amount				fair value of	fair value of		hedged
		at year	Notional			outstanding	hedged		foreign
		end date	amount			instrument	item	Ineffectiveness	exchange
Hedging instruments	Currency	$m	$m	Maturity date	Hedge ratio	$m	$m	$m	rate
Cross-currency swaps	EUR	25	1,785	May 2026 – October 2028	1:1	61	61	—	1.150

2024
Weighted
		Carrying				Change in	Change in		average
		amount				fair value of	fair value of		hedged
		at year	Notional			outstanding	hedged		foreign
		end date	amount			instrument	item	Ineffectiveness	exchange
Hedging instruments	Currency	$m	$m	Maturity date	Hedge ratio	$m	$m	$m	rate
Cross-currency swaps	EUR	(34)	1,574	May 2026 – October 2028	1:1	(50)	(47)	(3)	1.133

Amount in cash flow hedge reserves related to continuing hedges is a gain of $12m (2024: $44m gain; 2023: $8m gain), and the amount related to discontinued hedges is $nil (2024: $nil; 2023: $nil).

The change in fair value of the outstanding hedging instrument differs from the amount recognised in other comprehensive income during the year due to the impact of currency basis (excluded from the hedge relationship) and the spot retranslation element of the fair value movement (which offsets the hedged item in the income statement).